Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Parenthetical) (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2013 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2011 Reserve for Unrecoverable Deposits [Member] CNY
Prepaid Expenses And Other Current Assets [Line Items]
Contractual obligations associated with purchase contracts	$ 0	0	0
Provision on advances to hospitals				$ 1,535	9,292	$ 1,696	10,270	10,619